Supplementary Financial Statement Information - Schedule of Other Expenses (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Expenses (Income) [Abstract]
Loss on disposal group of assets held for sale	$ 29	$ 957	$ 4,244
Income from cancelation of uncertain tax position		(605)
Other expenses (income)	$ 29	$ 352	$ 4,244